Note 6 - Prepaid Expenses and Deposits (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes Tables
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	March 31,	December 31,
	2025	2024
Shares issued for prepaid services	$408	$417
Prepaid expenses and deposits	324	280
Total (current)	$732	$697

Shares issued for prepaid services	$911	$974
Prepaid expenses and deposits	771	683
Total (non-current)	$1,682	$1,657

	December 31,
	2024	2023
Shares issued for prepaid services	$417	$-
Prepaid expenses and deposits	280	28
Total (current)	$697	$28

Shares issued for prepaid services	$974	$-
Prepaid expenses and deposits	683	-
Total (non-current)	$1,657	$-